Off-Balance Sheet Commitments - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Nov. 01, 2012	Dec. 31, 2017
Disclosure of off balance sheet commitments [Line Items]
Off-balance sheet commitments relating to operating leases amount		€ 726,000
Orphan Europe [member]
Disclosure of off balance sheet commitments [Line Items]
Payment received on signing agreement	€ 5,000,000
Future payments upon achievement of specified clinical, regulatory and commercial milestones	€ 37,500,000
Percentage of payment received for product delivered and royalties on sales	45.00%
Less than one year [member]
Disclosure of off balance sheet commitments [Line Items]
Off-balance sheet commitments relating to operating leases amount		484,000
One to five years [member]
Disclosure of off balance sheet commitments [Line Items]
Off-balance sheet commitments relating to operating leases amount		242,000
Later than five years [member]
Disclosure of off balance sheet commitments [Line Items]
Off-balance sheet commitments relating to operating leases amount		€ 0